Marketable Securities (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Marketable securities, shares	2,500,000		2,500,000
Per Share	$ 0.123		$ 0.071
Gain (Loss) on marketable securities	$ 130,000	$ (25,000)	$ (97,500)	$ (75,000)